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February 21, 2006

Jeffrey Riedler
Assistant Director
United States Security
and Exchange Commission
Washington, D.C., 20549

RE:
      RESPONSE TO COMMENT LETTER OF FEBRUARY 20TH  ,2006
      SB-2 FILED ON AUGUST 4TH,2005.
      SB-2 AMENDMENT 1 FILED AUGUST 19TH, 2005
      SB-2 AMENDMENT 2 FILED DECEMBER 8TH, 2005
      SB-2 AMENDMENT 3 FILED FEBRUARY 7TH, 2006
      FILE NO. 333-127170

Item 1. On October 22, 2005 NITAR signed a VENDOR LICENSE AGREEMENT WITH The Auto Club Group, a Michigan non-profit corporation, consisting of Chicago Motor Club (AAA Chicago), Automobile Club of Michigan (AAA Michigan), AAA Minnesota/Iowa, Cornhusker Motor Club (AAA Nebraska), North Dakota Automobile Club (AAA North Dakota), and AAA Wisconsin. NITAR wants to increase business by offering choozmail subscriptions to members of the American Automobile Association ("AAA") and the Canadian Automobile Association (CAA). choozmail will be offered at regular price ($39.95/year) with a 60 day free trail period. The agreement can be terminated at least 60 days before the end of the first term, or in the second term and beyond, either party may non-renew or terminate this Agreement by giving written notice to the opposite party a minimum of thirty (30) days in advance of the effective date of termination. This agreement has been added as an Exhibit to this filing. Please refer to the 3rd paragraph on page 11.

Item 2. In response to this comment, the ten agreements listed have been added as Exhibits to the SB-2.

Item 3. Attached is the complete agreement with Conecte Educacao. It also has been added as an Exhibit to this filing.

Item 4 On December 22, 2004 NITAR signed a Letter of Intent (LOI) to acquire Connect Education Systems Inc. Connect Education Systems Inc. owns the software EducationOnTime. This software was developed in Brasil where it is distributed exclusively by Conecte Educacao of Sao Paulo Brazil with more the 300,000 subscribers. EducationOnTime is a web-based tutoring system that enables students to follow their curriculum from home using the Internet. Following the Brazilian model NITAR intends to offer EducationOnTime subscriptions in North America to parents on an annual subscription basis. For more information refer to www.educationontime.com.

Currently our due diligence on Connect Education Systems Inc. has indicated that the EducationOnTime software has not yet been fully translated to English. This should be completed by Connect Education Systems Inc. no earlier then July 2006, and at that time, NITAR will re-commence our due diligence. NITAR agrees that, after completing the required due diligence of the system, to issue from treasury 800,000 NITAR common shares as payment in full representing $480,000. It is mutually agreed that if the NITAR shares at time of closing have a value greater than $0.60 cents per share it is agreed that the number of NITAR shares to be transferred shall be reduced proportionately. If the share value is less than $0.60 cents per share the number of shares issued will increase proportionately. It is also agreed that the total number of shares issue will be not be less than 500,000 or more than 1,000,000. It is the intent of NITAR to file an SB-2 registration of the shared issued regarding this LOI upon its execution. The LOI agreement with Connect Education Systems Inc. has been filed as an exhibit to this filing. Please refer to 5th paragraph on page 8.



NITAR Tech. Corp.                                              www.nitartech.com
3950 Worthview Pl                                             info@nitartech.com
Mississauga, Ont. L5N 6S7                                     Tel.  905 824 5306




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Item 5. Below are the terms of the existing agreements for the distribution of choozmail.

     o Distribution agreement with Infonet Pvt of India dated 16th November 2004 has a 3 year renewable term with a 45 day cancellation notice. This agreement gives non-exclusive rights to Infonet Pvt of India to distribute choozmail in territory of the country of India.
     o VAR agreement with Conecte Educacao of Brazil dated 1st July 2004 has a 3 year renewable term with a 45 day cancellation notice. This agreement gives exclusive rights to Conect Educacao to distribute choozmail in territory of the country of Brazil.
     o VAR agreement with Jim Shilale dated 14th June 2005 has a 3 year renewable term with a 45 day cancellation notice. This agreement gives exclusive rights to Jim Shilale to distribute choozmail in territory of the North East of the USA.
     o VAR agreement with Cary Rogers dated 4th May 2005 has a 3 year renewable term with a 45 day cancellation notice. This agreement gives exclusive rights to Cary Rogers to distribute choozmail in territory of the South East of the USA
     o VAR agreement with Brick Enterprises Ltd dated 30th April 2005 has a 3 year renewable term with a 45 day cancellation notice. This agreement gives non exclusive rights to Brick Enterprises to distribute choozmail in territory of the country of Canada
     o VAR agreement with Walter Cohan dated 7th July 2005 has a 3 year renewable term with a 45 day cancellation notice. This agreement gives non-exclusive rights to Walter Cohan to distribute choozmail in territory of the state of California in the USA.

Please refer to the 2nd paragraph on page 10.


Item 6. Nitar's headquarters and administrative offices which consist of 800 sq. feet are located at 3950 Worthview Place, Mississauga, Ontario, Canada L5N 6S7. Its operations and marketing functions are administered from the same location. The existing office location is owned by the President of NITAR and there are no other tenants. NITAR leases the space for CD$ 18,000.00/year. The lease has been filed as an exhibit to this filing. All Servers are located at MCI which maintain a Secure Data Facility at a cost of CD$ 15,540.00/year. The hosting contract with MCI (formally WorldCom) has been filed as an exhibit to this filing.

Please refer to DESCRIPTION OF PROPERTY on the 5th paragraph on page 16.

Item 7. In response to this item, see last paragraph on page 23. The table has been updated to February 21, 2006.

Item 8. The maximum amount that can be drawn is CD$ 50,000 and the outstanding balance as of 21st February 2006 is (CD$ 37,120.00). The interest rate is charged on a monthly basis and charged against the average balance that is overdrawn with the rate being the Canadian prime lending rate 5.25% plus 0.25% total 5.50%. Please refer to CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS on the 4th paragraph of page 24.

Item 9.The value of Cornell Partners commitment fee, Richard S. Lane's legal services and Industrial Consultant's consulting services are disclosed on the first table on page 47.


NITAR Tech. Corp.                                              www.nitartech.com
3950 Worthview Pl                                             info@nitartech.com
Mississauga, Ont. L5N 6S7                                     Tel.  905 824 5306




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EXHIBITS FILED WITH SB2 REGISTRATION

AAA LICENSE AGREEMENT dated Octuber 22nd 2005

Value Added Retail Agreement (VAR) with Conect Educacao of Brazil dated 1st July 2004


/s/   LUIZ OCTAVIO BRASIL
-------------------------
LUIZ OCTAVIO BRASIL,
PRESIDENT AND DIRECTOR
Nitar Tech Corp.
905 824 5306 X 201
lbrasil@nitartech.com
Fax 1 886 585 1408














NITAR Tech. Corp.                                              www.nitartech.com
3950 Worthview Pl                                             info@nitartech.com
Mississauga, Ont. L5N 6S7                                     Tel.  905 824 5306